Segment Financial Information - Condensed Financial Information of Segments after Elimination of Unrealized Intersegment Gain (Loss) (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Sales:
Trade	$ 629,521,827	$ 383,295,477	$ 1,863,352,163	$ 1,046,220,622
Intersegments			0
Services income	1,293,262	1,414,230	4,560,978	3,477,957
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(7,254,264)	6,050,004	56,873,846	38,242,464
Cost of sales	475,937,325	268,452,309	1,274,735,408	732,291,029
Gross income (loss)	147,623,500	122,307,402	650,051,579	355,650,014
Distribution, transportation and sales expenses	4,260,756	2,476,971	10,983,602	9,390,723
Administrative expenses	37,760,320	38,239,566	112,258,337	105,489,921
Other revenue	12,725,689	6,865,156	36,798,482	12,348,570
Other expenses	(2,255,555)	(2,613,251)	(5,694,879)	(3,569,068)
Operating income (loss)	116,072,558	85,842,770	557,913,243	249,548,872
Financing income	3,652,514	4,862,882	20,957,224	20,083,884
Financing cost	(45,543,598)	(36,248,904)	(109,790,653)	(110,411,972)
Derivative financial instruments (cost) income, net	(12,982,694)	(9,274,432)	(37,491,847)	(21,632,280)
Foreign exchange income (loss), net	(9,343,509)	(47,003,832)	72,106,662	(23,407,879)
Profit (loss) sharing in joint ventures and associates	71,201	41,601	232,349	(3,166,683)
Taxes, duties and other	103,959,820	75,464,497	308,311,219	211,251,718
Net income (loss)	(52,033,348)	(77,244,412)	195,615,759	(100,237,776)
Total current assets	571,001,045		571,001,045		$ 458,394,044
Total non-current assets	1,745,378,257		1,745,378,257		1,593,704,127
Total current liabilities	892,452,250		892,452,250		922,648,330
Total non-current liabilities	3,022,542,306		3,022,542,306		3,299,450,624
Equity (deficit), net	(1,598,615,254)	(2,090,666,509)	(1,598,615,254)	(2,090,666,509)	(2,170,000,783)	$ (2,404,727,030)
Depreciation and amortization	36,818,398	32,422,154	106,232,390	100,620,021
Depreciation of rights of use	1,538,947	1,490,618	4,334,169	4,744,781
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	31,377,251	32,072,216	94,978,510	91,179,764
Interest income	3,864,868	2,895,560	8,596,963	6,067,388
Interest cost	35,343,737	36,901,746	101,971,587	106,044,371
Intersegment eliminations
Sales:
Intersegments	(596,289,899)	(311,059,518)	(1,614,923,680)	(848,632,096)
Cost of sales	(576,590,355)	(291,483,573)	(1,557,986,203)	(797,762,540)
Gross income (loss)	(19,699,544)	(19,575,945)	(56,937,477)	(50,869,556)
Distribution, transportation and sales expenses	(1,051,905)	(934,853)	(3,199,277)	(2,851,062)
Administrative expenses	(18,262,699)	(18,584,493)	(53,284,177)	(47,922,159)
Other expenses	382,912	49,366	465,355	4,175
Operating income (loss)	(2,028)	(105,965)	11,332	(100,510)
Financing income	(58,045,724)	(51,308,904)	(168,845,398)	(148,174,873)
Financing cost	58,047,748	51,414,870	168,834,063	148,275,384
Profit (loss) sharing in joint ventures and associates	39,205,079	67,579,885	(288,265,267)	60,200,462
Net income (loss)	39,205,075	67,579,886	(288,265,270)	60,200,463
Total current assets	(2,867,393,437)		(2,867,393,437)		(3,175,323,293)
Total non-current assets	(1,053,231,883)		(1,053,231,883)		(527,069,750)
Total current liabilities	(2,867,156,903)		(2,867,156,903)		(3,174,879,770)
Total non-current liabilities	(1,586,059,575)		(1,586,059,575)		(1,717,494,184)
Equity (deficit), net	532,591,158		532,591,158		1,189,980,911
Exploration and Production
Sales:
Trade	154,156,160	128,897,928	462,454,632	335,604,545
Intersegments	188,013,478	114,921,318	562,033,202	315,840,615
Services income	23,753	30,621	79,745	73,383
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	(9,587,839)	9,443,446	11,959,635	37,635,674
Cost of sales	157,832,041	126,291,748	438,349,515	328,653,112
Gross income (loss)	174,773,511	127,001,565	598,177,699	360,501,105
Distribution, transportation and sales expenses	(36,771)	62,693	190,138	230,436
Administrative expenses	15,122,898	17,753,595	46,535,113	43,907,361
Other revenue	5,301,714	3,148,554	8,785,857	4,526,734
Other expenses	(1,146,357)	(2,104,376)	(3,411,063)	(3,146,208)
Operating income (loss)	163,842,741	110,229,455	556,827,242	317,743,834
Financing income	15,183,482	17,230,225	59,869,852	55,124,171
Financing cost	(39,606,205)	(30,963,086)	(99,041,024)	(95,271,585)
Derivative financial instruments (cost) income, net	(16,901,477)	(10,894,207)	(37,522,838)	(19,316,381)
Foreign exchange income (loss), net	(4,302,160)	(39,266,376)	70,391,771	(16,401,846)
Profit (loss) sharing in joint ventures and associates	(28,249)	(93,864)	(433,797)	(286,382)
Taxes, duties and other	107,525,698	78,338,315	316,217,028	213,889,840
Net income (loss)	10,662,434	(32,096,168)	233,874,178	27,701,971
Total current assets	971,923,362		971,923,362		875,933,631
Total non-current assets	873,997,093		873,997,093		837,915,816
Total current liabilities	517,219,318		517,219,318		495,444,322
Total non-current liabilities	2,003,388,815		2,003,388,815		2,203,155,765
Equity (deficit), net	(674,687,678)		(674,687,678)		(984,750,640)
Depreciation and amortization	29,830,489	27,813,841	85,931,942	84,242,207
Depreciation of rights of use	103,993	93,167	290,036	279,511
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	8,789,223	8,952,587	26,604,199	25,455,692
Interest income	78,356	30,571	148,175	37,456
Interest cost	(329,756)	1,890,797	(184,992)	2,041,861
Industrial Transformation
Sales:
Trade	323,137,584	174,362,921	941,863,769	492,800,331
Intersegments	85,593,492	47,962,508	230,974,203	124,338,007
Services income	305,550	261,268	848,424	435,837
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	2,265,458	(3,611,756)	43,088,866	278,616
Cost of sales	438,307,485	236,598,432	1,205,542,223	668,263,462
Gross income (loss)	(27,005,401)	(17,623,491)	11,233,039	(50,410,671)
Distribution, transportation and sales expenses	5,319,451	3,087,902	13,309,417	10,852,331
Administrative expenses	15,035,732	14,071,271	43,410,761	38,721,624
Other revenue	4,430,490	4,537,413	7,494,057	7,197,518
Other expenses	(736,875)	(79,553)	(1,112,019)	(189,345)
Operating income (loss)	(43,666,969)	(30,324,804)	(39,105,101)	(92,976,453)
Financing income	136,037	94,579	300,607	299,598
Financing cost	(8,571,868)	(4,978,753)	(24,028,986)	(12,551,866)
Derivative financial instruments (cost) income, net	(22,683)	(9,289)	(33,074)	(15,231)
Foreign exchange income (loss), net	(5,888,483)	(4,559,118)	2,394,005	(4,690,382)
Profit (loss) sharing in joint ventures and associates	(1,641,520)	(1,190,495)	(1,299,877)	(1,210,016)
Net income (loss)	(59,655,486)	(40,967,880)	(61,772,426)	(111,144,350)
Total current assets	333,090,742		333,090,742		252,372,772
Total non-current assets	516,002,857		516,002,857		418,907,482
Total current liabilities	1,006,317,668		1,006,317,668		776,564,748
Total non-current liabilities	558,160,514		558,160,514		657,020,316
Equity (deficit), net	(715,384,583)		(715,384,583)		(762,304,810)
Depreciation and amortization	3,627,478	3,620,080	10,397,976	11,132,633
Depreciation of rights of use	1,034,892	934,486	2,896,919	2,964,439
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	12,844,503	12,786,223	38,797,227	36,775,271
Interest income	105,812	94,532	269,902	299,456
Interest cost	1,034,912	1,126,091	3,096,988	3,431,925
Logistics
Sales:
Intersegments	18,631,371	19,947,189	59,791,260	60,838,892
Services income	424,185	726,852	1,179,703	2,134,218
Reversal of impairment of wells, pipelines, properties, plant and equipment, net	68,117	218,314	1,542,908	328,174
Cost of sales	21,856,967	11,831,740	51,454,089	33,892,357
Gross income (loss)	(2,733,294)	9,060,615	11,059,782	29,408,927
Distribution, transportation and sales expenses	41,344	(8,698)	100,624	89,785
Administrative expenses	4,487,058	4,393,807	13,287,149	12,262,178
Other revenue	38,825	17,869	216,172	87,125
Other expenses	210,864	(243,343)	240,925	(73,769)
Operating income (loss)	(7,012,007)	4,450,032	(1,870,894)	17,070,320
Financing income	3,459,429	1,520,485	8,538,934	4,441,923
Financing cost	(49,899)	(53,066)	(346,656)	(252,639)
Foreign exchange income (loss), net	7,980	(29,817)	16,220	32,015
Profit (loss) sharing in joint ventures and associates	(400)	(16)	(394)	(18)
Taxes, duties and other	(3,213,820)	(2,825,150)	(5,792,579)	(2,187,700)
Net income (loss)	(381,077)	8,712,768	12,129,789	23,479,301
Total current assets	238,146,928		238,146,928		219,321,008
Total non-current assets	153,548,098		153,548,098		154,076,115
Total current liabilities	69,294,498		69,294,498		62,569,320
Total non-current liabilities	61,986,862		61,986,862		77,857,852
Equity (deficit), net	260,413,666		260,413,666		232,969,951
Depreciation and amortization	1,440,377	292,073	4,412,095	3,072,705
Depreciation of rights of use	107,069	50,259	425,898	208,768
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	1,927,785	2,374,865	5,936,814	6,229,702
Interest income	3,045	6,355	3,045	64,158
Interest cost	47,314	44,259	347,492	218,775
DPRLP
Sales:
Trade	62,490,302		189,158,354
Intersegments	12,554,103		20,967,761
Services income	(553)		836,822
Cost of sales	72,407,279		192,477,889
Gross income (loss)	2,636,573		18,485,048
Administrative expenses	265,105		774,043
Other revenue	(2,069)		3,131,025
Other expenses	(7,122)		(7,122)
Operating income (loss)	2,362,277		20,834,908
Financing cost	(40,321)		(254,796)
Net income (loss)	2,321,956		20,580,112
Total current assets	46,632,681		46,632,681
Total non-current assets	33,686,456		33,686,456
Total current liabilities	21,968,625		21,968,625
Total non-current liabilities	5,447,924		5,447,924
Equity (deficit), net	52,902,588		52,902,588
Depreciation and amortization	1,155,189		3,302,226
Depreciation of rights of use
Interest cost	40,321		254,796
Trading Companies
Sales:
Trade	84,962,122	76,055,408	254,743,701	208,636,965
Intersegments	249,416,808	100,402,887	628,698,634	276,533,100
Services income	535,727	393,952	1,604,767	825,655
Reversal of impairment of wells, pipelines, properties, plant and equipment, net			282,437
Cost of sales	335,682,357	174,170,506	877,139,880	472,133,743
Gross income (loss)	(767,700)	2,681,741	8,189,659	13,861,977
Distribution, transportation and sales expenses	(50,969)	288,789	507,615	1,031,673
Administrative expenses	513,610	482,675	1,923,951	1,262,657
Other revenue	192,112	59,500	10,772,579	215,827
Other expenses	(481,484)	(2,356)	(1,022,419)	(7,094)
Operating income (loss)	(1,519,713)	1,967,421	15,508,253	11,776,380
Financing income	105,042	96,380	327,624	264,022
Financing cost	(868,418)	(579,116)	(2,265,952)	(1,530,044)
Derivative financial instruments (cost) income, net	1,911,506	(384,398)	(1,018,615)	(1,538,761)
Foreign exchange income (loss), net	(42,803)	26,655	(189,439)	(95,891)
Profit (loss) sharing in joint ventures and associates	2,961,762	112,534	21,846,815	(1,044,164)
Taxes, duties and other	133,141	354,020	(589,418)	972,689
Net income (loss)	2,414,235	885,456	34,798,104	6,858,853
Total current assets	256,603,139		256,603,139		244,042,561
Total non-current assets	110,384,905		110,384,905		40,872,714
Total current liabilities	212,051,565		212,051,565		189,834,560
Total non-current liabilities	600,636		600,636		792,646
Equity (deficit), net	154,335,843		154,335,843		94,288,069
Depreciation and amortization	84,023	63,715	268,279	187,832
Depreciation of rights of use	174,237	217,770	532,282	699,943
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	(49)	(12,222)	826	(12,222)
Interest income	9,067	32,210	36,682	68,808
Interest cost	765,315	502,953	1,991,497	1,394,738
Corporate
Sales:
Intersegments	19,612,971	20,530,675	57,619,388	53,174,078
Services income	169	292	697	1,349
Cost of sales	364,163	198,096	921,266	723,129
Gross income (loss)	19,248,977	20,332,871	56,698,819	52,452,298
Distribution, transportation and sales expenses	8,355	(20,832)	5,168	(71,942)
Administrative expenses	19,239,101	18,896,215	54,859,564	54,072,188
Other revenue	(67,519)	40,223	162,623	212,706
Other expenses	(400,424)	0	(770,526)	(118)
Operating income (loss)	(466,422)	1,497,711	1,226,184	(1,335,360)
Financing income	42,674,744	37,171,060	120,492,894	107,938,207
Financing cost	(54,024,841)	(50,806,423)	(151,715,277)	(148,369,285)
Derivative financial instruments (cost) income, net	2,029,960	2,013,462	1,082,680	(761,907)
Foreign exchange income (loss), net	1,047,499	(2,396,832)	(1,024,685)	(1,742,778)
Profit (loss) sharing in joint ventures and associates	(43,834,562)	(65,103,235)	224,155,079	(57,316,973)
Taxes, duties and other	(570,212)	(415,435)	(1,697,196)	(1,493,925)
Net income (loss)	(52,003,410)	(77,208,822)	195,914,071	(100,094,171)
Total current assets	1,497,590,082		1,497,590,082		1,970,621,447
Total non-current assets	712,000,084		712,000,084		448,667,110
Total current liabilities	1,871,558,359		1,871,558,359		2,538,932,078
Total non-current liabilities	1,936,476,437		1,936,476,437		2,050,485,763
Equity (deficit), net	(1,598,444,630)		(1,598,444,630)		(2,170,129,284)
Depreciation and amortization	141,225	228,882	424,020	700,827
Depreciation of rights of use	97,910	165,011	131,396	501,365
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	7,805,284	7,961,568	23,607,928	22,703,735
Interest income	3,598,347	2,711,171	8,051,569	5,520,421
Interest cost	33,416,507	33,150,042	95,619,876	98,413,098
Other operating Subsidiary Companies
Sales:
Trade	4,775,659	3,979,220	15,131,707	9,178,781
Intersegments	22,467,676	7,294,941	54,839,232	17,907,404
Services income	4,431	1,245	10,820	7,515
Cost of sales	26,077,388	10,845,360	66,836,749	26,387,766
Gross income (loss)	1,170,378	430,046	3,145,010	705,934
Distribution, transportation and sales expenses	31,251	1,970	69,917	109,502
Administrative expenses	1,359,515	1,226,496	4,751,933	3,186,072
Other revenue	2,832,136	(938,403)	6,236,169	108,660
Other expenses	(77,069)	(134,257)	(78,010)	(148,359)
Operating income (loss)	2,534,679	(1,871,080)	4,481,319	(2,629,339)
Financing income	139,504	59,057	272,711	190,836
Financing cost	(429,794)	(283,330)	(972,025)	(711,937)
Derivative financial instruments (cost) income, net			0
Foreign exchange income (loss), net	(165,542)	(778,344)	518,790	(508,997)
Profit (loss) sharing in joint ventures and associates	3,409,091	(1,263,208)	44,229,790	(3,509,592)
Taxes, duties and other	85,013	12,747	173,384	70,814
Net income (loss)	5,402,925	(4,149,652)	48,357,201	(7,239,843)
Total current assets	94,407,548		94,407,548		71,425,918
Total non-current assets	398,990,647		398,990,647		220,334,640
Total current liabilities	61,199,120		61,199,120		34,183,072
Total non-current liabilities	42,540,693		42,540,693		27,632,466
Equity (deficit), net	389,658,382		389,658,382		$ 229,945,020
Depreciation and amortization	539,617	403,563	1,495,852	1,283,817
Depreciation of rights of use	20,846	29,925	57,638	90,755
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	10,505	9,195	31,516	27,586
Interest income	70,241	20,721	87,590	77,089
Interest cost	$ 369,124	$ 187,604	$ 845,930	$ 543,974